Financial Risk Management_A Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Derivatives(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Deposits and savings, securities and others	₩ 1,651,322	₩ 802,170